21. QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table provides selected quarterly financial data for 2016 and 2015:

	Fourth	Third	Second	First
(in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
2016
Interest income	$14,573	$13,855	$13,272	$12,467
Net interest income	12,419	11,767	11,301	10,551
Provision for loan losses	200	391	—	—
Noninterest income	209	438	381	266
Noninterest expense	7,008	6,778	6,488	6,600
Income before income taxes	5,420	5,036	5,194	4,217
Net income	$3,622	$3,455	$3,475	$2,838

Net income per share, diluted	$0.67	$0.64	$0.76	$0.62
Net income per share, basic	0.67	0.64	0.75	0.62

2015
Interest income	$12,594	$12,510	$12,011	$11,320
Net interest income	10,730	10,656	10,213	9,452
Provision for loan losses	—	—	179	571
Noninterest income	102	544	324	484
Noninterest expense	6,300	6,180	6,400	5,880
Income before income taxes	4,532	5,020	3,958	3,485
Net income	$2,963	$3,313	$2,650	$2,308

Net income per share, diluted	$0.65	$0.73	$0.59	$0.52
Net income per share, basic	0.65	0.73	0.59	0.51

Market Information for Common Stock

The Company’s common stock is listed on the NASDAQ Capital Market, under the symbol “PBNC.”

The closing market price for the Company's common stock was $53.85 on March 20, 2017.

The following table presents certain market information for the last two fiscal years. Over-the-counter quotations reflect inter-dealer prices, without retail mark-up, mark down or commission and may not necessarily represent actual transactions.

	Low		High
Fiscal Year Ending December 31, 2016
Fourth Quarter	$35.99		$44.30
Third Quarter	34.50		39.99
Second Quarter	26.97	*	36.00
First Quarter	26.25	*	27.39	*

Fiscal Year Ending December 31, 2015
Fourth Quarter	$24.20	*	$28.50	*
Third Quarter	21.00	*	25.00	*
Second Quarter beginning April 16, 2015	22.50	*	25.00	*

*       Based on high and low reported sales prices for our common stock from April 16, 2015 (the date our common stock began trading on the OTCQX Marketplace) through the listing on Nasdaq on June 16, 2016. These reported sales prices represent trades that were either quoted on the OTCQX Marketplace or reported to the Company’s stock transfer agent, and do not include retail markups, markdowns or commissions, and do not necessarily reflect actual transactions.

Dividend Policy

The Company anticipates that future earnings, if any, will be retained to finance the Company’s growth and that we will not pay cash dividends for the foreseeable future.

The Company is organized under the North Carolina Business Corporation Act, which prohibits the payment of a dividend if, after giving it effect, the Company would not be able to pay its debts as they become due in the usual course of business or its total assets would be less than the sum of its total liabilities plus the amount that would be needed, if the Company were to be dissolved, to satisfy the preferential rights upon dissolution of any preferred stock holders. In addition, because the Company is a bank holding company, the Federal Reserve may impose restrictions on cash dividends paid by it. The Federal Reserve has issued a policy statement on the payment of cash dividends by bank holding companies, which expresses the Federal Reserve’s view that a bank holding company should pay cash dividends only to the extent that the holding company’s net income for the past four quarters, net of any dividends previously paid during that period, is sufficient to cover both the cash dividends and a rate of earnings retention that is consistent with the bank holding company’s capital needs, asset quality and overall financial condition. The Federal Reserve also indicated that it would be inappropriate for a bank holding company experiencing serious financial problems to borrow funds to pay dividends. Furthermore, under the prompt corrective action regulations adopted by the Federal Reserve, the Federal Reserve may prohibit a bank holding company from paying any dividends if any of the holding company’s bank subsidiaries are classified as undercapitalized.

The Company’s ability to pay dividends is largely dependent upon the amount of cash dividends that the Bank pays to the Company, which distributions are restricted under North Carolina banking laws and regulations. The Bank may make distributions only to the extent that the Bank remains adequately capitalized. In addition, regulatory authorities may limit payment of dividends by any bank when it is determined that such a limitation is in the public interest and is necessary to ensure financial soundness of the bank. The Office of the North Carolina Commissioner of Banks and the FDIC also are authorized to prohibit the payment of dividends by a bank under certain circumstances. Such requirements and policies may limit the Company’s ability to obtain dividends from the Bank for its cash needs, including payment of dividends to stockholders and the payment of operating expenses. For additional information on these limitations, please see “Supervision and Regulation” under Item 1. Business.

Any determination to pay future dividends to stockholders will be dependent upon the Company’s operational results, financial condition, capital requirements, business projections, general business conditions, statutory and regulatory restrictions and other factors deemed appropriate by the Company’s board of directors.

Holders of Record

As of March 20, 2017, the Company had 281 stockholders of record, not including the number of persons or entities whose stock is held in nominee or street name through various brokerage firms or banks.

Stock Performance Graph

The following shall not be deemed “filed” for purposes of Section 18 of the Exchange Act, or incorporated by reference into any of our other filings under the Exchange Act or the Securities Act of 1933, as amended, except to the extent we specifically incorporate it by reference into such filing.

The following table and graph compare the cumulative total shareholder return on our common stock for the period beginning at the close of trading on June 16, 2016 (the end of the first day of trading of our common stock on the NASDAQ Global Market) through the close of trading on each of June 30, 2016, September 30, 2016, and December 30, 2016, with the cumulative total return of the S&P 500 Total Return Index and the NASDAQ Bank Index, and assumes the reinvestment of dividends, if any. The historical stock price performance for our common stock shown on the graph below is not necessarily indicative of future stock performance.

	June 16, 2016	June 30, 2016	September 30, 2016	December 30, 2016
Paragon Commercial Corporation	$100.00	$101.16	$104.86	$126.36
S&P 500	100.00	101.05	104.94	108.96
NASDAQ Bank	100.00	100.22	109.97	141.22

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